Cover	Jul. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity File Number	000-54970
Entity Registrant Name	CORPORATE PROPERTY ASSOCIATES 18 - GLOBAL INCORPORATED
Entity Central Index Key	0001558235
Entity Tax Identification Number	90-0885534
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Manhattan West, 395 9th Avenue, 58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	492-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false